OTHER CURRENT LIABILITIES OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2012	2011
Deferred charter revenue	1,311	1,245
Prepaid charter income	2,544	7,321
Employee taxes	900	689
Other	11,816	79
	16,571	9,334

Other current liabilities at December 31, 2012, includes $11.7 million compensation received from Frontline for the early termination of the charter and the estimated loss of future cash sweep income of the OBO Front Guider, which was received in advance of its disposal in March 2013.